SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Exploration and evaluation assets - Mexico	$ 16,242	$ 52,890
Total exploration and evaluation assets	$ 16,242	$ 52,890